First Trust Limited Duration Investment Grade Corporation ETF Expense Example, No Redemption - First Trust Limited Duration Investment Grade Corporation ETF - FT Limited Duration Investment Grade Corporation ETF
Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 45
Expense Example, No Redemption, 3 Years	141
Expense Example, No Redemption, 5 Years	246
Expense Example, No Redemption, 10 Years	$ 555